Financial Instruments - Summary of Debt Summarized by Interest Rates and Currencies (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 189	$ 25
Long- term	5,340	6,203
Total	5,529	6,228	$ 6,971	$ 7,379
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	23	13
Long- term	1,305	1,968
Total	$ 1,328	$ 1,981
Short-term	5.10%	6.40%
Long-term	6.00%	7.10%
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 166	$ 12
Long- term	4,035	4,235
Total	$ 4,201	$ 4,247
Short-term	7.30%	4.40%
Long-term	4.60%	5.00%
US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 161	$ 1
Long- term	3,595	4,348
Total	$ 3,756	$ 4,349
Effective rate	5.10%	5.50%
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 2	$ 9
Long- term	876	990
Total	$ 878	$ 999
Effective rate	3.90%	4.20%
Mexican pesos [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 0	$ 0
Long- term	842	704
Total	$ 842	$ 704
Effective rate	11.20%	12.00%
Philippine pesos [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 0	$ 11
Long- term	0	112
Total	$ 0	$ 123
Effective rate	0.00%	7.10%
Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 26	$ 4
Long- term	27	49
Total	$ 53	$ 53
Effective rate	5.40%	4.50%